Commitments and Contingencies (Details 2) $ in Millions	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Method	May. 24, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Annual minimum lease payments under non-cancelable future operating lease commitments
2015				$ 11
2016				12
2017				7
Total				30
Various commercial commitments due
2015				184
2016				185
2017				83
2018				83
Thereafter				274
Total				$ 809
Number of estimation methodologies	2			2
Maximum exposure	$ 1			$ 1
Rental expense			$ 10	13	$ 13
Predecessor
Various commercial commitments due
Rental expense		$ 1
Subsequent event
Annual minimum lease payments under non-cancelable future operating lease commitments
2017				5
2018				9
Maximum
Various commercial commitments due
Accrued environmental remediation costs	1			1
Maximum | Comprehensive Environmental Response, Compensation and Liability Act (CERCLA) Matters
Various commercial commitments due
Accrued environmental remediation costs	$ 1			$ 1